Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related parties
Schedule of associates and joint ventures

Balances with associates and joint ventures as of December 31, 2024, and 2023 are as follows:

		Accounts
	Accounts	receivable	Other	Accounts
	receivable	– Loans	assets	payable	Loans
Joint Ventures
Equion Energía Limited	169	—	91	890	829,334
Ecodiesel Colombia S.A.	4,099	—	—	59,094	—
Interligação Elétrica do Madeira S.A.	36,830	—	—	—	—
Interligação Elétrica Garanhuns S.A.	10,261	39	—	—	—
Interligação Elétrica Paraguaçu S.A.	21,812	29	—	—	—
Interligação Elétrica Aimorés S.A.	13,323	29	—	—	—
Interligação Elétrica Ivaí S.A.	17,363	1,752	—	—	—
Transmissora Aliança de Energia Elétrica S.A.	54,409	—	—	—	—
Consorcio Eléctrico Yapay	—	3,313	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	347,325	—	—	—
Associates
Gases del Caribe S.A. E.S.P.	—	—	—	3,786	—
Extrucol S.A.	—	—	—	439	—
E2 Energía Eficiente S.A. E.S.P.	3,204	—	—	1,178	—
Balance as of December 31, 2024	161,470	352,487	91	65,387	829,334
Current	161,470	5,161	91	65,387	829,334
Non–current	—	347,326	—	—	—
	161,470	352,487	91	65,387	829,334
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energía Limited	—	—	84	6,327	683,949	423
Ecodiesel Colombia S.A.	4,953	—	—	49,429	—	—
Interligação Elétrica do Madeira S.A.	35,100	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	10,292	41	—	—	—	—
Interligação Elétrica Paraguaçu S.A.	11,366	25	—	—	—	—
Interligação Elétrica Aimorés S.A.	7,612	25	—	—	—	—
Interligação Elétrica Ivaí S.A.	18,316	1,097	—	—	—	—
Transmissora Aliança de Energia Elétrica S.A.	26,783	—	—	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	143,236	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	7,560	—	—
Extrucol S.A.	—	—	—	1,028	—	—
E2 Energía Eficiente S.A. E.S.P.	7,215	—	—	422	—	—
Internexa Brasil Operadora de Telecomunicaciones	—	235	—	—	—	—
Balance as of December 31, 2023	121,637	144,659	84	64,766	683,949	423
Current	121,637	1,421	84	64,766	683,949	423
Non–current	—	143,238	—	—	—	—
	121,637	144,659	84	64,766	683,949	423
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

Loans:

(1)	Resources deposited by Equion in Ecopetrol Capital AG.

Schedule of transactions between related parties

	2024		2023		2022
	Sales and	Purchases	Sales and	Purchases	Sales and	Purchases
	services	and others	services	and others	services	and others
Joint Ventures
Equion Energy Limited	62	43,452	731	2,578	33	23,845
Ecodiesel Colombia S.A.	39,119	516,341	25,032	540,987	21,234	619,286
	39,181	559,793	25,763	543,565	21,267	643,131
Associates
Gases del Caribe S.A. E.S.P.	—	34,486	—	—	—	—
Gas Natural del Oriente S.A. E.S.P.	—	5,394	—	39,659	—	53,994
Extrucol S.A.	—	3,239	16	4,591	20	3,411
E2 Energía Eficiente S.A. E.S.P.	84,820	3,924	91,105	3,045	90,117	7,908
	84,820	47,043	91,121	47,295	90,137	65,313
	124,001	606,836	116,884	590,860	111,404	708,444